Other (Loss) Gain (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Gain (Loss) [Abstract]
Reduction of obligation to renounce flow-through exploration expenditures		$ 0.6	$ 0.6
Unrealized gains on non-hedged derivatives		(0.6)	(0.4)
Loss on disposal of assets		(0.7)	(6.1)
Gain on Sale of non-core royalties	$ (8.0)	(8.0)	0.0
Other		(2.2)	(2.5)
Other gains (losses)		5.1	(8.4)
Metalla common shares acquired	8,239,698
Proceeds from issuance of flow-through shares	$ 8.0	$ 7.5	$ 0.0